Trade Payables and Other Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	May 14, 2025	May 13, 2025	Oct. 23, 2024	May 07, 2024	Mar. 31, 2024	Mar. 24, 2024
Trade Payables And Other Liabilities [line items]
Shares issued		38,745,000			38,729,250	15,000	36,900,000	10,000
Percentage of expected volatility share price	80.00%
Percentage of expected volatility higher or lower range	5.00%
Carrying amount of the warrant liabilities	$ 11,000,000
Warrants
Trade Payables And Other Liabilities [line items]
Decrease in fair value of the warrant liabilities	(400,000)	$ 0
Unrealized gains warrant liabilities held	$ 400,000
Initial Public Offering | Ordinary Shares
Trade Payables And Other Liabilities [line items]
Shares issued				3,703,704
Percentage of warrants issued to total ordinary shares issued			2.50%
Percentage of exercise price of warrant to price of ordinary shares offered			120.00%
Exercise price of warrant to price of ordinary shares offered			$ 10.8
Initial Public Offering | Warrants to Purchase Ordinary Shares | Ordinary Shares
Trade Payables And Other Liabilities [line items]
Shares issued			92,593
Bottom of range [member]
Trade Payables And Other Liabilities [line items]
Trade payable settlement term	30 days
Other payables average term	30 days
Top of range [member]
Trade Payables And Other Liabilities [line items]
Trade payable settlement term	90 days
Other payables average term	90 days